[CLIFFORD CHANCE LETTERHEAD]

February 21, 2007

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C. 20549

Attention:	Larry Greene, Division of Investment Management Mail Stop 0505

Re:	Alternative Investment Partners Absolute Return Fund STS (the “Fund”) (File No. 811-21831)

Dear Mr. Greene:

On behalf of the Fund, we transmit for filing under the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, a copy of the Fund’s Registration Statement on Form N-2 (the “Registration Statement”).

The Fund is filing the Registration Statement to register an additional $150,000,000 in shares of beneficial interest (“Shares”) and update certain financial and other factual information. With the exception of the registration of such additional Shares, the updating of the Fund’s financial statements and certain other non-material information, the Registration Statement is substantively identical to the registration statement previously filed by the Fund on Form N-2 (File Nos. 333-129563 and 811-21831) and declared effective by the Securities and Exchange Commission on July 17, 2006.

If you have any questions, please feel free to contact me at (212) 878-3412. Thank you.

Best regards,

/s/ Jeremy Senderowicz
Jeremy Senderowicz